UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31st

                  Date of reporting period: February 28, 2006

ITEM 1.  Reports to Shareholders.

                      Semi-Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                           For the Six Months Ended

                               February 28, 2006



CSI EQUITY FUND

Fund Expenses Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2005
                                  Value             Value            through
INVESTOR CLASS              September 1, 2005 February 28, 2006 February 28, 2006
---------------------------------------------------------------------------------
Actual                           $1,000           $1,054.77           $7.59
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55           $7.45
---------------------------------------------------------------------------------

                                CSI Equity Fund

--------------------------------------------------------------------------------------------
                                Beginning          Ending       Expenses Paid During Period*
                              Account Value     Account Value    September 1, 2005 through
INSTITUTIONAL CLASS         September 1, 2005 February 28, 2006      February 28, 2006
--------------------------------------------------------------------------------------------
Actual                           $1,000           $1,054.80                $7.59
--------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55                $7.45
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets
                                 CSI EQUITY FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                           AS OF 2/28/2006 (Unaudited)

                                    [CHART]

Banking                                    15.54%
Beverages                                   3.30%
Computers and peripherals                   3.63%
Computer software/services                  3.69%
Drug and medical                            7.78%
Electronics/equipment                       7.72%
Financials                                  6.08%
Food                                        7.09%
Household                                   3.94%
Manufacturing                               5.52%
Materials                                   2.10%
Oil                                         7.80%
Retail                                      8.86%
Semi-conductors                             1.52%
Telecommunications                          3.71%
Transportation                              7.28%
Utilities                                   4.02%
Other assets, net                           0.42%

                                 Industry Sector


                                CSI Equity Fund

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2006
                                  (Unaudited)

            Number
            of
            Shares  Description                        Market Value
            ------- -----------                        ------------

                    Common Stocks:              99.58%

                    Banking:                    15.54%
            133,000 Banco De Santander ADR             $  1,944,460
             40,800 Bank America                          1,870,680
             50,000 Danske Bank AS                        1,795,000
             41,000 DBS Group Holdings ADR                1,659,069
             22,700 HSBC Holdings ADR                     1,945,163
             15,600 National Bank Austria                 2,115,516
             34,700 Wachovia Corp.                        1,945,629
             29,700 Wells Fargo & Co.                     1,906,740
                                                       ------------
                                                         15,182,257
                                                       ------------

                    Beverages:                   3.30%
             33,000 Anheuser Busch Cos.                   1,370,820
             31,300 Pepsico Inc.                          1,850,143
                                                       ------------
                                                          3,220,963
                                                       ------------

                    Computer and Peripherals:    3.63%
            102,000 Cisco Systems, Inc.*                  2,064,480
             51,000 Dell Computer*                        1,479,000
                                                       ------------
                                                          3,543,480
                                                       ------------

                    Computer Software/Services:  3.69%
             67,600 Microsoft Corp.                       1,818,440
             35,000 SAP ADR*                              1,788,500
                                                       ------------
                                                          3,606,940
                                                       ------------

                    Drug and Medical:            7.78%
             46,600 Abbott Laboratories                   2,058,788
             24,300 Amgen, Inc.*                          1,834,407
             32,000 Johnson & Johnson                     1,844,800
             71,225 Pfizer Inc.                           1,865,383
                                                       ------------
                                                          7,603,378
                                                       ------------

                    Electronics/Equipment:       7.72%
             32,400 Canon Inc. ADR                        2,024,352
             24,100 Emerson Electric Co.                  1,971,621
             53,200 General Electric Corp.                1,748,684
             33,300 Medtronic Inc.                        1,796,535
                                                       ------------
                                                          7,541,192
                                                       ------------

                                CSI Equity Fund

             Number
             of
             Shares Description                       Market Value
             ------ -----------                       ------------

                    Financial:                  6.08%
             29,200 American International            $  1,937,712
             44,000 1st Data Corp                        1,985,720
             32,300 State Street Corp                    2,018,104
                                                      ------------
                                                         5,941,536
                                                      ------------

                    Food:                       7.09%
             25,000 Diageo PLC ADR                       1,542,500
             25,300 Nestle S.A. ADR*                     1,860,152
             57,900 Sysco Corp.                          1,742,211
             28,000 William Wrigley Jr. Company          1,779,120
                                                      ------------
                                                         6,923,983
                                                      ------------

                    Household:                  3.94%
              7,000 Kao Corporation ADR*                 1,909,778
             32,300 Proctor & Gamble                     1,935,739
                                                      ------------
                                                         3,845,517
                                                      ------------

                    Manufacturing:              5.52%
             43,700 Dupont EI                            1,758,488
             23,700 3M Co.                               1,744,083
             32,400 United Technologies                  1,895,400
                                                      ------------
                                                         5,397,971
                                                      ------------

                    Materials:                  2.10%
             56,900 BHP Billiton LTD ADR                 2,053,521
                                                      ------------

                    Oil:                        7.80%
             28,600 BP PLC ADR                           1,899,612
             30,400 Conocophillips                       1,853,184
             18,400 Schlumberger Ltd.*                   2,116,000
             13,900 Total Fina ADR                       1,753,207
                                                      ------------
                                                         7,622,003
                                                      ------------

                    Retail:                     8.86%
             64,800 Avon Products                        1,869,480
             40,000 Bed Bath & Beyond*                   1,441,600
             37,900 Costco Wholesale                     1,943,512
             45,300 Home Depot Inc.                      1,909,395
             33,000 Walmart                              1,496,880
                                                      ------------
                                                         8,660,867
                                                      ------------

                    Semi-conductors:            1.52%
             72,000 Intel Corp.                          1,483,200
                                                      ------------

                                CSI Equity Fund

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------

                      Telecommunications:     3.71%
               77,000 China Telecom Ltd Adr         $  1,865,710
               37,000 Hutchison Whampoa ADR            1,764,482
                                                    ------------
                                                       3,630,192
                                                    ------------

                      Transportation:         7.28%
               19,000 Fedex Corporation                2,037,560
               24,000 Harley-Davidson                  1,260,240
               25,200 Johnson Controls Inc.            1,796,004
               18,950 Toyota Motor ADR                 2,025,186
                                                    ------------
                                                       7,118,990
                                                    ------------

                      Utilities:              4.02%
               55,700 EON AG ADR*                      2,063,128
               44,600 FPL Group                        1,870,078
                                                    ------------
                                                       3,933,206
                                                    ------------

                      Total Investments:
                      (Cost: $77,766,388)    99.58% $ 97,309,196
                      Other assets, net       0.42%      412,262
                                            ------- ------------
                      Net Assets            100.00% $ 97,721,458
                                            ======= ============

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006 (Unaudited)

Assets
Investments at value (identified cost of $77,766,388) (Note 1)                                     $97,309,196
Cash                                                                                                   166,551
Dividends receivable                                                                                   201,279
Interest receivable                                                                                        923
Prepaid Expenses                                                                                        71,144
                                                                                                   -----------
Total Assets                                                                                        97,749,093
                                                                                                   -----------
Liabilities
  Accrued advisor fees                                                                                  25,160
  Other accrued expenses                                                                                 2,475
                                                                                                   -----------
Total Liabilities                                                                                       27,635
                                                                                                   -----------
Net Assets                                                                                         $97,721,458
                                                                                                   ===========
Net Assets Consist of:
Paid-in-capital applicable to 5,972,153 $0.01 par value shares of beneficial interest outstanding;
 50,000,000 shares authorized                                                                      $77,817,055
Undistributed net investment income                                                                    124,131
Accumulated net realized gain (loss) on investments                                                    237,464
Net unrealized appreciation of investments                                                          19,542,808
                                                                                                   -----------
Net Assets                                                                                         $97,721,458
                                                                                                   ===========
Net Asset Value Per Share
Investor Class Shares
 ($46,317,973/2,829,271 shares outstanding)                                                        $     16.37
                                                                                                   ===========
Institutional Class Shares
 ($51,403,485/3,142,882 shares outstanding)                                                        $     16.36
                                                                                                   ===========

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended February 28, 2006 (Unaudited)

Investment Income
Income
 Dividend                                                          $906,091
 Interest                                                            23,448
                                                                   --------
 Total investment income                                                    $   929,539
                                                                            -----------
Expenses
 Investment advisory fees (Note 2)                                  540,913
 Recordkeeping and administrative services (Note 2)                  91,095
 Custody fees                                                         5,159
 Accounting fees (Note 2)                                            20,437
 Professional fees                                                   30,013
 Transfer agent fees (Note 2)                                        18,941
 Registration fees                                                   22,697
 Shareholder servicing and reports                                   13,877
 Chief Compliance Officer fees                                        9,615
 Directors fees                                                       5,200
 Insurance                                                           24,228
 Miscellaneous expenses                                              23,233
                                                                   --------
 Total expenses                                                                 805,408
                                                                            -----------
Net investment income (loss)                                                    124,131
                                                                            -----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain (loss) on investments                                      8,334,122
 Change in net unrealized appreciation/depreciation on investments           (1,479,743)
                                                                            -----------
 Net realized and unrealized gain (loss) on investments                       6,854,379
                                                                            -----------
 Increase (decrease) in net assets from operations                          $ 6,978,510
                                                                            ===========

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                   February 28, 2006   Year Ended
                                                                      (Unaudited)    August 31, 2005
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $    124,131     $    886,824
 Net realized gain (loss) on investments                                8,334,122        2,547,962
 Change in net unrealized appreciation/depreciation of
  investments                                                          (1,479,743)       7,323,096
                                                                     ------------     ------------
 Increase (decrease) in net assets from operations                      6,978,510       10,757,882
                                                                     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Investor Class                                                        (419,006)        (123,343)
   Institutional Class                                                   (467,818)         (87,720)
                                                                     ------------     ------------
 Decrease in net assets from distributions                               (886,824)        (211,063)
                                                                     ------------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   Investor Class                                                          35,152        1,240,557
   Institutional Class                                                  2,367,140        7,943,378
 Distributions reinvested
   Investor Class                                                         405,861          122,587
   Institutional Class                                                    467,811           87,720
 Shares redeemed
   Investor Class                                                     (23,579,423)      (9,632,786)
   Institutional Class                                                 (5,637,998)      (6,420,788)
                                                                     ------------     ------------
 Increase (decrease) in net assets from capital share transactions    (25,941,457)      (6,659,332)
                                                                     ------------     ------------
NET ASSETS
 Increase (decrease) during period                                    (19,849,771)       3,887,487
 Beginning of period                                                  117,571,229      113,683,742
                                                                     ------------     ------------
End of period (including undistributed net investment income of
  $124,131 and $886,824, respectively)                               $ 97,721,458     $117,571,229
                                                                     ============     ============

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                      Investor Class
                                           ---------------------------------------------------------------
                                           Six Months Ended                Years Ended August 31,
                                           February 28, 2006 ---------------------------------------------
                                              (Unaudited)      2005     2004     2003     2002         2001
                                           ----------------- -------  -------  -------- --------  --------
Net asset value, beginning of period            $ 15.52      $ 14.20  $ 12.66  $  12.07 $  13.62  $  18.37
                                                -------      -------  -------  -------- --------  --------
Investment activities
  Net investment income (loss)                    --/1/         0.09     0.04      0.05       --      0.01
  Net realized and unrealized gain (loss)
   on investments                                  1.00         1.26     1.55      0.54    (1.54)    (3.45)
                                                -------      -------  -------  -------- --------  --------
Total from investment activities                   1.00         1.35     1.59      0.59    (1.54)    (3.44)
                                                -------      -------  -------  -------- --------  --------
Distributions
  Net investment income                          (0.15)        (0.03)   (0.05)  0.00/1/    (0.01)       --
  Net realized gain                                  --           --       --        --       --     (1.31)
                                                -------      -------  -------  -------- --------  --------
Total distributions                               (0.15)       (0.03)   (0.05)     0.00    (0.01)    (1.31)
                                                -------      -------  -------  -------- --------  --------
Net asset value, end of period                  $ 16.37      $ 15.52  $ 14.20  $  12.66 $  12.07  $  13.62
                                                =======      =======  =======  ======== ========  ========

Ratios/Supplemental Data
Total Return                                      5.45%        9.50%   12.55%     4.91%  (11.31%)  (19.32%)
                                                =======      =======  =======  ======== ========  ========
Ratio to average net assets/(A)/
  Expenses                                        1.49%*       1.49%    1.49%     1.49%    1.51%      1.45%/(B)/
  Expenses - net                                  1.49%*       1.49%    1.49%     1.49%    1.51%      1.44%/(c)/
  Net investment income                           0.00%*       0.74%    0.23%     0.36%    0.00%     0.06%
Portfolio turnover rate                           4.51%       17.51%   25.11%    10.28%   15.86%    17.16%
Net assets, end of year (000's)                 $46,318      $66,112  $68,205  $ 69,428 $ 74,829  $104,283

/1/ Less than one cent
* Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                              Institutional Class
                                    -----------------------------------------------------------------
                                    Six Months Ended        Years Ended August 31,
                                    February 28, 2006 ----------------------------------    Period Ended
                                       (Unaudited)      2005     2004    2003     2002    August 31, 2001*
                                    ----------------- -------  -------  ------- --------  ----------------
Net asset value, beginning of
 period                                  $ 15.51      $ 14.18  $ 12.65  $ 12.06 $  13.62      $ 14.95
                                         -------      -------  -------  ------- --------      -------
Investment activities
  Net investment income (loss)                --/1/      0.09     0.03     0.04       --           --
  Net realized and unrealized gain
   (loss) on investments                    1.00         1.27     1.55     0.55    (1.55)       (0.62)
                                         -------      -------  -------  ------- --------      -------
Total from investment activities            1.00         1.36     1.58     0.59    (1.55)       (0.62)
                                         -------      -------  -------  ------- --------      -------
Distributions
  Net investment income                   (0.15)        (0.03)   (0.05)      --    (0.01)          --
  Net realized gain                           --           --       --       --       --        (0.71)
                                         -------      -------  -------  ------- --------      -------
Total distributions                        (0.15)       (0.03)   (0.05)      --    (0.01)       (0.71)
                                         -------      -------  -------  ------- --------      -------
Net asset value, end of period           $ 16.36      $ 15.51  $ 14.18  $ 12.65 $  12.06      $ 13.62
                                         =======      =======  =======  ======= ========      =======

Ratios/Supplemental Data
Total Return                               5.46%        9.57%   12.48%    4.89%  (11.38%)      (4.26%)
                                         =======      =======  =======  ======= ========      =======
Ratio to average net assets/(A)/
  Expenses                                 1.49%**      1.49%    1.49%    1.49%    1.62%        1.45%**/(B)/
  Expenses - net                           1.49%**      1.49%    1.49%    1.49%    1.62%        1.44%**/(C)/
  Net investment income                    0.00%**      0.74%    0.23%    0.36%    0.00%        0.01%**
Portfolio turnover rate                    4.51%       17.51%   25.11%   10.28%   15.86%       17.16%
Net assets, end of period (000's)        $51,403      $51,459  $45,479  $36,648 $ 22,891      $ 6,598

 * Commencement of operations of Institutional Class Shares was June 28, 2001 ** Annualized
/1/   Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits, fee waivers and reimbursements.


See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2006 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $8,096,658 available to offset future capital gains, if any, of which $2,057,534 expires in 2007, $4,557,375 expires in 2010 and $1,481,749 expires in 2012.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                CSI Equity Fund

Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $22,697 of filing and registration fees expense incurred and the $13,877 of shareholder services and reports expense incurred, CSS received $3,075 and $1,318, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2006, CSS received $91,095 in administrative fees.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2006 was $90,926 of which $47,820 expires August 31, 2006 and $43,106 expires August 31, 2008.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 28, 2006, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2006, the CDSC for Fund shares redeemed was $144.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $18,941, for its services for the six months ended February 28, 2006.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $20,437 for its services for the six months ended February 28, 2006.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

                                CSI Equity Fund

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2006, aggregated $4,846,137 and $31,148,922, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                    Six Months Ended
                                    February 28, 2006   Year Ended
                                       (Unaudited)    August 31, 2005
                                    ---------------------------------
           Distributions paid from:
           Ordinary income              $886,824         $211,063
                                        ========         ========

    Cost for Federal Income tax purpose is $77,766,388 and net unrealized appreciation consists of:

Gross unrealized appreciation $22,456,058
Gross unrealized depreciation  (2,913,250)
                              -----------
Net unrealized appreciation   $19,542,808
                              ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

    Capital stock transactions for each class of shares were:

                                 Investor Class        Institutional Class
                                Six Months Ended         Six Months Ended
                                February 28, 2006       February 28, 2006
                                   (Unaudited)             (Unaudited)
                            ------------------------------------------------
                              Shares        Value      Shares      Value
                            ------------------------------------------------
    Shares sold                  2,192  $     35,152   150,053  $ 2,367,140
    Shares reinvested           25,193       405,861    29,057      467,811
    Shares redeemed         (1,458,035)  (23,579,423) (355,062)  (5,637,998)
                            ----------  ------------  --------  -----------
    Net increase (decrease) (1,430,650) $(23,138,410) (175,952) $(2,803,047)
                            ==========  ============  ========  ===========

                                CSI Equity Fund

                                 Investor Class      Institutional Class
                                   Year Ended             Year Ended
                                August 31, 2005        August 31, 2005
                             ---------------------------------------------
                              Shares      Value      Shares      Value
                             ---------------------------------------------
     Shares sold               82,517  $ 1,240,557   530,120  $ 7,943,378
     Shares reinvested          7,940      122,587     5,690       87,720
     Shares redeemed         (634,547)  (9,632,786) (423,802)  (6,420,788)
                             --------  -----------  --------  -----------
     Net increase (decrease) (544,090) $(8,269,642)  112,008  $ 1,610,310
                             ========  ===========  ========  ===========

NOTE 6 - SUBSEQUENT EVENT

On December 30, 2005, the shareholders of The Matterhorn Growth Fund, Inc. ("Matterhorn") approved an Agreement and Plan of Reorganization between Matterhorn and the CSI Equity Fund whereby substantially all of the assets and stated liabilities of Matterhorn were transferred to the CSI Equity Fund. Matterhorn shareholders received Class A shares of the Fund in exchange for their Matterhorn shares. No gain or loss for federal income tax purposes was recognized on the exchange. The actual exchange took place March 1, 2006. The CSI Equity Fund Class A (the "Acquiring Fund") acquired the assets and assumed the liabilities of Matterhorn Growth Fund, Inc. (the "Acquired Fund") in a tax-free reorganization in exchange for Class A shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Net assets and unrealized appreciation as of the reorganization date were as follows:

   Total net assets of        Total net assets of       Acquiring Fund after     Acquired Fund Unrealized
      Acquired Fund             Acquiring Fund               Acquisition               Appreciation
-------------------------  -------------------------  -------------------------  -------------------------
       $4,059,066                 $98,337,089               $102,396,155                 $278,866

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reverence Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CSI Equity Fund

ADVISORY CONTRACT APPROVAL

At its meeting held on November 16, 2005, the Board of Directors of the Company, including the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and CSI Capital Management, LLC (the "Advisor"). In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Directors used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Directors considered many factors, including the following:

The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's research capabilities as well as other resources available to the Advisor. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

Investment performance of the Fund and the Advisor. On the basis of the Directors' review of the Fund's performance history, and the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors therefore concluded that they were satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the term of the Advisory Agreement and that this issue could be revisited at any time that economies of scale materialized.

                                CSI Equity Fund

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor will provide to the Fund; and (c) agreed to re-approve the Advisory Agreement for a term of one year.

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Term:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

NEW MARKET FUND
Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2005 February 28, 2006 September 1, 2005 through
                                                                    February 28, 2006
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1,016.40               $7.45
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1017.55                $7.45
(5% return before expenses)
-----------------------------------------------------------------------------------------

C CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2005 February 28, 2006 September 1, 2005 through
                                                                    February 28, 2006
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1,013.90              $11.19
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,013.80              $11.18
(5% return before expenses)
-----------------------------------------------------------------------------------------
I CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2005 February 28, 2006 September 1, 2005 through
                                                                    February 28, 2006
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1017.70               $6.20
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,018.80              $6.21
(5% return before expenses)
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49% for Class A; 2.24% for Class C and 1.24% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year .

Portfolio Holdings, by Sector, as Percentage of Net Asset

                              The New Market Fund
                 Portfolio Holdings, by Sector, as Percentage of
                      Net Assets as of 2/28/06 (unaudited)

                                    [CHART]

Industry Sector                              Percentage of Net Assets
---------------                              ------------------------
Computers & services                                    4.57%
Consumer goods                                          5.23%
Energy                                                  8.70%
Financials                                             12.43%
Insurance                                              11.41%
Manufacturing                                          21.13%
Medical                                                14.53%
Real Estate Investment Trusts                           5.69%
Retail                                                  3.14%
Technology                                              6.44%
Transport services                                      5.12%
Other assets, net                                       1.61%

                              THE NEW MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2006
                                  (Unaudited)

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    COMMON STOCK:                   98.39%

                    COMPUTERS & SERVICES:            4.57%
           11,000   Microsoft Corp.                        $  295,900
                                                           ----------

                    CONSUMER GOODS:                  5.23%
            8,300   Cadbury Schweppes-Spons ADR               339,636
                                                           ----------

                    ENERGY:                          8.70%
            3,400   Chevrontexaco Corp.                       192,032
            2,200   Dominion Resources                        165,220
            3,500   Exxon Mobil Corp.                         207,795
                                                           ----------
                                                              565,047
                                                           ----------

                    FINANCIALS:                     12.43%
            5,000   American Express Co.                      269,400
            3,500   Capital One Financial                     306,600
            3,600   Wells Fargo Co.                           231,120
                                                           ----------
                                                              807,120
                                                           ----------

                    INSURANCE:                      11.41%
              180   Berkshire Hathaway Inc-Class B*           519,840
              400   White Mountains Insurance                 220,804
                                                           ----------
                                                              740,644
                                                           ----------

                    MANUFACTURING:                  21.13%
            5,000   Altria Group Inc.                         359,500
            4,500   British American Tobacco*                 215,460
            6,000   Coca Cola                                 251,820
            7,700   General Electric                          253,099
            4,875   Proctor & Gamble Co.                      292,159
                                                           ----------
                                                            1,372,038
                                                           ----------

                    MEDICAL:                        14.53%
            5,800   Johnson & Johnson                         334,370
            7,500   Novartis Ag*                              399,375
            8,000   Pfizer Inc.                               209,520
                                                           ----------
                                                              943,265
                                                           ----------

           Number                                           Market
           of Shares Security Description                   Value
           --------- --------------------                 ----------

                     REIT:                          5.69%
             13,800  United Dominion Realty Trust         $  369,150
                                                          ----------

                     RETAIL:                        3.14%
              4,500  Walmart                                 204,120
                                                          ----------

                     TECHNOLOGY:                    6.44%
             12,000  Cisco*                                  242,880
              8,500  Intel Corp.                             175,100
                                                          ----------
                                                             417,980
                                                          ----------

                     TRANSPORT SERVICES:            5.12%
              3,100  Fedex Corp.                             332,444
                                                          ----------

            132,355  TOTAL INVESTMENTS:
                     (Cost: $5,363,185)            98.39% $6,387,344
                     Other assets, net              1.61%    104,690
                                                  ------  ----------
                     NET ASSETS                   100.00% $6,492,034
                                                  ======  ==========

*  Non-income producing

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $5,363,185) (Note 1)                                    $6,387,344
 Dividend receivable                                                                                  19,340
 Receivable for securities sold                                                                       53,500
 Due from advisor (Note 2)                                                                             5,500
 Prepaid expenses                                                                                     51,830
                                                                                                  ----------
     TOTAL ASSETS                                                                                  6,517,514
                                                                                                  ----------

LIABILITIES
 Cash overdraft                                                                                       20,726
 Payable for capital stock redeemed                                                                    2,100
 Accrued liabilities                                                                                   1,342
 Accrued 12b-1 fees                                                                                    1,312
                                                                                                  ----------
     TOTAL LIABILITIES                                                                                25,480
                                                                                                  ----------
NET ASSETS                                                                                        $6,492,034
                                                                                                  ==========
Net Assets Consist of:
 Paid-in-capital applicable to 436,563 $0.01 par value shares of beneficial interest outstanding;
   50,000,000 shares authorized                                                                   $5,968,443
 Undistributed net investment income (loss)                                                           13,067
 Accumulated net realized gain (loss) on investments                                                (513,635)
 Net unrealized appreciation (depreciation) of investments                                         1,024,159
                                                                                                  ----------
NET ASSETS                                                                                        $6,492,034
                                                                                                  ==========
NET ASSET VALUE PER SHARE
A Class
 ($6,225,198/418,675 shares outstanding)                                                          $    14.87
                                                                                                  ==========
 MAXIMUM OFFERING PRICE PER SHARE ($14.87 x 100/94.25) (Note 2)                                   $    15.78
                                                                                                  ==========
C Class
 ($4,028/277 shares outstanding)                                                                  $    14.54
                                                                                                  ==========
I Class
 ($262,808/17,611 shares outstanding)                                                             $    14.92
                                                                                                  ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

Six Months ended February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

 INVESTMENT INCOME
 Income
  Dividend                                                          $  68,504
  Interest                                                                401
                                                                    ---------
    Total investment income                                            68,905
                                                                    ---------

 EXPENSES
  Investment advisory fees (Note 2)                                    27,758
  12b-1 fees--Class A (Note 2)                                          8,819
  12b-1 and servicing fees--Class C (Note 2)                              358
  Recordkeeping and administrative services (Note 2)                    9,918
  Professional fees                                                     6,082
  Transfer agent fees (Note 2)                                         14,877
  Custodian fees                                                        2,406
  Accounting fees (Note 2)                                              4,959
  Shareholder servicing and reports (Note 2)                            6,754
  Insurance                                                             9,143
  Registration                                                          5,177
  Chief Compliance Officer fees                                           708
  Directors fees                                                        5,200
  Miscellaneous                                                         3,883
                                                                    ---------
    Total expenses                                                    106,042
                                                                    ---------
    Less waivers and reimbursements (Note 2)                          (51,002)
                                                                    ---------
    Expenses, net                                                      55,040
                                                                    ---------
  Net investment income (loss)                                         13,865
                                                                    ---------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                             377,299
  Net change in unrealized appreciation/depreciation on investments  (283,965)
                                                                    ---------
  Net realized and unrealized gain (loss)                              93,334
                                                                    ---------
  Increase (decrease) in net assets from operations                 $ 107,199
                                                                    =========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 28, 2006   Year ended
                                                                      (unaudited)    August 31, 2005
                                                                   ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income (loss)                                         $    13,865      $    18,586
 Net realized gain (loss) on investments                                  377,299            7,192
 Change in unrealized appreciation/depreciation of investments           (283,965)         600,011
                                                                      -----------      -----------
 Increase (decrease) in net assets from operations                        107,199          625,789
                                                                      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   A Class                                                                (18,367)              --
   I Class                                                                 (1,017)              --
                                                                      -----------      -----------
 Decrease in net assets from distributions                                (19,384)              --
                                                                      -----------      -----------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                                 24,885          496,393
   C Class                                                                     --              300
   I Class                                                                     90          250,000
 Shares reinvested
   A Class                                                                 16,157               --
   I Class                                                                     43               --
 Shares redeemed
   A Class                                                             (1,603,512)      (2,517,504)
   C Class                                                               (135,267)         (24,442)
   I Class                                                                (95,345)        (148,932)
                                                                      -----------      -----------
 Increase (decrease) in net assets from capital share transactions     (1,792,949)      (1,944,185)
                                                                      -----------      -----------

NET ASSETS
Increase (decrease) during period                                      (1,705,134)      (1,318,396)
Beginning of period                                                     8,197,168        9,515,564
                                                                      -----------      -----------

End of period                                                           6,492,034        8,197,168
                                                                      ===========      ===========

(Including undistributed net income of $13,067 and $18,586, respectively)

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                       Class A Shares
                                                          -----------------------------------------------------------
                                                           Six months
                                                             ended
                                                          February 28,                   Years ended August 31,
                                                              2006     ----------------------------------------------
                                                          (unaudited)   2005       2004         2003         2002
                                                          ------------ ------  ------       ------       ------
Net Asset Value
Beginning of period                                          $14.67    $13.67  $12.15       $10.97       $11.65
                                                             ------    ------  ------       ------       ------
Investment activities
  Net investment income (loss)                                 0.03      0.03   (0.09)       (0.07)       (0.10)
  Net realized and unrealized gain (loss) on investments       0.21      0.97    1.61         1.25        (0.58)
                                                             ------    ------  ------       ------       ------
  Total from investment activities                             0.24      1.00    1.52         1.18        (0.68)
                                                             ------    ------  ------       ------       ------
Distributions
  Net investment income                                       (0.04)       --      --           --           --
                                                             ------    ------  ------       ------       ------
  Total distributions                                         (0.04)       --      --           --           --
                                                             ------    ------  ------       ------       ------
Net Asset Value
End of period                                                 14.87    $14.67  $13.67       $12.15       $10.97
                                                             ======    ======  ======       ======       ======
Ratios/Supplemental Data
Total Return                                                   1.64%     7.31%  12.51%       10.76%       (5.84%)
                                                             ======    ======  ======       ======       ======
Ratio to average net assets/ (A)(D)(E)/
  Expenses                                                     1.49%**   1.49%   2.26%/(B)/   2.00%/(B)/   2.08%/(B)/
  Expense ratio--net                                           1.49%**   1.49%   2.25%/(C)/   1.99%/(C)/   1.99%/(C)/
  Net investment income (loss)                                 0.37%**   0.22%  (0.91%)      (0.60%)      (0.80%)
Portfolio turnover rate                                        5.04%    76.54%  18.83%       23.54%        7.09%
Net assets, end of year (000's)                              $6,225    $7,703  $9,125       $4,810       $4,758

                                                          -------



                                                          -------
                                                              2001
                                                          ------
Net Asset Value
Beginning of period                                       $11.71
                                                          ------
Investment activities
  Net investment income (loss)                             (0.09)
  Net realized and unrealized gain (loss) on investments    0.03
                                                          ------
  Total from investment activities                         (0.06)
                                                          ------
Distributions
  Net investment income                                       --
                                                          ------
  Total distributions                                         --
                                                          ------
Net Asset Value
End of period                                             $11.65
                                                          ======
Ratios/Supplemental Data
Total Return                                               (0.51%)
                                                          ======
Ratio to average net assets/ (A)(D)(E)/
  Expenses                                                  2.07%/(B)/
  Expense ratio--net                                        1.99%/(C)/
  Net investment income (loss)                             (0.83%)
Portfolio turnover rate                                     8.72%
Net assets, end of year (000's)                           $5,662

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.38% for the six months ended February 28, 2006; 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, and 1.54% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.38% for the six months ended February 28, 2006; by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.38% for the six months ended February 28, 2006; by 1.46% for the year ended August 31, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD (Continued)
--------------------------------------------------------------------------------

                                                             Class C Shares
                                           -------------------------------------------         ------------
                                            Six months                                          Six months
                                              ended          Years ended          Period          ended
                                           February 28,      August 31,           ended        February 28,
                                               2006     ---------------         August 31,         2006
                                           (unaudited)    2005       2004         2003*        (unaudited)
                                           ------------ ------   ------       ----------       ------------
Net Asset Value
Beginning of period                           $13.47    $13.47   $12.13         $10.93            $13.69
                                              ------    ------   ------         ------            ------
Investment activities
  Net investment income (loss)                 (1.24)    (0.08)   (0.15)         (0.07)             0.05
  Net realized and unrealized gain (loss)
   on investments                             $ 2.31    $ 0.95   $ 1.49         $ 1.27            $ 1.24
                                              ------    ------   ------         ------            ------
  Total from investment activities              1.07      0.87     1.34           1.20              1.29
                                              ------    ------   ------         ------            ------
Distributions
  Net investment income                           --        --       --             --             (0.06)
                                              ------    ------   ------         ------            ------
  Total distributions                             --        --       --             --             (0.06)
                                              ------    ------   ------         ------            ------
Net Asset Value
End of period                                 $14.54    $14.34   $13.47         $12.13            $14.92
                                              ======    ======   ======         ======            ======
Ratios/Supplemental Data
Total Return                                    1.39%     6.46%   11.13%         10.98%             1.77%
                                              ======    ======   ======         ======            ======
Ratio to average net assets/ (A)(D)(E)/
  Expenses                                      2.24%**   2.24%    2.50%/(B)/     2.50%**/(B)/      1.24%**
  Expense ratio--net                            2.24%**   2.24%    2.49%/(C)/     2.49%**/(C)/      1.24%**
  Net investment income (loss)                  0.62%**  (0.53%)  (1.66%)        (1.10%)**          0.62%**
Portfolio turnover rate                         5.04%    76.54%   18.83%         23.54%             5.04%
Net assets, end of year (000's)               $    4    $  139   $  154         $   13            $  263

                                            Class I Shares
                                           --------------------

                                              Year        Period
                                             ended        ended
                                           August 31,   August 31,
                                              2005        2004*
                                           ---------- ----------
Net Asset Value
Beginning of period                          $13.69     $13.68
                                             ------     ------
Investment activities
  Net investment income (loss)                 0.04      (0.01)
  Net realized and unrealized gain (loss)
   on investments                            $ 0.99     $ 0.02
                                             ------     ------
  Total from investment activities             1.03       0.01
                                             ------     ------
Distributions
  Net investment income                          --         --
                                             ------     ------
  Total distributions                            --         --
                                             ------     ------
Net Asset Value
End of period                                $14.72     $13.69
                                             ======     ======
Ratios/Supplemental Data
Total Return                                   7.52%      0.07%
                                             ======     ======
Ratio to average net assets/ (A)(D)(E)/
  Expenses                                     1.24%      1.50%**/(B)/
  Expense ratio--net                           1.24%      1.49%**/(C)/
  Net investment income (loss)                 0.47%     (0.06%)**
Portfolio turnover rate                       76.54%     18.83%
Net assets, end of year (000's)              $  355     $  237

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.38% for the six months ended February 28, 2006; 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, and 1.54% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.38% for the six months ended February 28, 2006; by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.38% for the six months ended February 28, 2006; by 1.46% for the year ended August 31, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C" and "Class I"). Initial outside investors purchased Class A shares of the fund on June 30, 1998. However, operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was May 1, 2003 and July 17, 2004 for Class I shares.

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $513,635 available to offset future capital gains, if any, of which $168,033 expires in 2011, $271,271 expires in 2012 and $74,331 expires in 2013. As of February 28, 2006, the Fund had no post-October capital loss deferral.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, The London Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of 0.75% of the average daily net assets of the Fund. Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"), which had sub-advisory agreement with TLC to provide sub-advisory services to the Fund. TLC has agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses of the Fund. For Class A shares expenses are currently limited to 1.49% of average net assets, Class C shares to 2.24% of average net assets and Class I shares to 1.24% of average net assets. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2006, the Advisor waived fees of $27,758 and reimbursed expenses of $6,909. As of February 28, 2006, a remaining balance of $5,500 was due from TLC and paid in April 2006.

      TLC will be entitled to reimbursement of fees waived or remitted by TLC to the Fund. The total amount of reimbursement recoverable by TLC is the sum of all fees previously waived or remitted by TLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TLC with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2006 was $453,957. The reimbursement amount recoverable may not include any additional charges or fees, such as interest on the amount accrued. Such reimbursement would have to be approved by the Board of Directors of the Company. The total amount of recoverable reimbursements expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $ 70,402
                            August 31, 2007   92,310
                            August 31, 2008   83,007
                            August 31, 2009   81,332
                            August 31, 2010   92,239
                            August 31, 2011   34,667
                                            --------
                               Total        $453,957
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended February 28, 2006, there were $9,087 of distribution expenses incurred by the Fund.

      The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the Class C average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended February 28, 2006 there were $90 of servicing fees incurred.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $5,177 of registration fees expense incurred and the $6,754 of shareholder services and reports expense incurred, CSS received $1,785 and $1,508, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets, with a $20,000 annual minimum. CSS earned $9,918 for its services for the six months ended February 28, 2006, of which $6,435 was voluntarily waived. Additionally, CSS voluntarily reimbursed expenses of $4,141, which are not recoverable.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the six months ended February 28, 2006 were $337. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund Class A share redemptions occurring within 360 days of purchase and for certain Fund Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. FDCC received $5,844 in CDSC's for the six months ended February 28, 2006.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned $14,877 for its services for the six months ended February 28, 2006, of which $3,843 was voluntarily waived.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned $4,959 for its services for the six months ended February 28, 2006, of which $1,916 was voluntarily waived.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TLC, CSS, CFA, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2006, aggregated $369,846 and $1,990,714, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended February 28, 2006 were as follows:

                                            Six months ended
                                            February 28, 2006
                                            -----------------
                                               (unaudited)
                   Distributions paid from:
                   Ordinary income               $19,384
                                                 =======

      There were no distributions made for the year ended August 31, 2005.

      Cost for Federal Income tax purpose is $5,363,184 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                             $1,184,366
     Gross unrealized depreciation                               (160,207)
                                                               ----------
     Net unrealized appreciation (depreciation) of investments $1,024,159
                                                               ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                            Class A Shares       Class C Shares     Class I Shares
                           Six months ended     Six months ended   Six months ended
                          February 28, 2006    February 28, 2006   February 28, 2006
                        ---------------------  -----------------  ------------------
                             (unaudited)          (unaudited)         (unaudited)
                        ---------------------  -----------------  ------------------
                         Shares      Value     Shares    Value     Shares    Value
                        --------  -----------  ------  ---------  -------  ---------
Shares sold                1,706  $    24,885      --  $      --        6  $      90
Shares reinvested          1,101       16,157      --         --        3         43
Shares redeemed         (109,221)  (1,603,512) (9,420)  (135,267)  (6,541)   (95,345)
                        --------  -----------  ------  ---------  -------  ---------
Net increase (decrease) (106,414) $(1,562,470) (9,420) $(135,267)  (6,532) $ (95,212)
                        ========  ===========  ======  =========  =======  =========

                            Class A Shares       Class C Shares     Class I Shares
                              Year ended           Year ended         Year ended
                           August 31, 2005      August 31, 2005     August 31, 2005
                        ---------------------  -----------------  ------------------
                         Shares      Value     Shares    Value     Shares    Value
                        --------  -----------  ------  ---------  -------  ---------
Shares sold               32,781  $   496,393      21  $     300   16,858  $ 250,000
Shares redeemed         (175,026)  (2,517,504) (1,710)   (24,442) (10,054)  (148,932)
                        --------  -----------  ------  ---------  -------  ---------
Net increase (decrease) (142,245) $(2,021,111) (1,689) $ (24,142)   6,804  $ 101,068
                        ========  ===========  ======  =========  =======  =========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

ADVISORY CONTRACT APPROVAL

      At its meeting held on November 16, 2005, the Board of Directors of the Company, including the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and The London Company, LLC (the "Advisor"). In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor;
(ii) the
investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Directors used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Directors considered many factors, including the following:

      The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's research capabilities as well as other resources available to the Advisor. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      Investment performance of the Fund and the Advisor. On the basis of the Directors' review of the Fund's performance history, and the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      Consideration of advisory fee; Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

      The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors therefore concluded that they were satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and that this issue could be revisited at any time that economies of scale materialized.

      Other considerations. The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund, which could result in the Advisor waiving a substantial amount of advisory fees for the benefit of shareholders.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor will provide to the Fund; and (c) agreed to re-approve the Advisory Agreement for a term of one year.

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free, or visit us on the web at www.theworldfunds.com.
                                    [GRAPHIC]



                      Semi-Annual Report to Shareholders

                              THE NEW MARKET FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2006

GENOMICSFUND

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------------------------------------------------------------------------------------------------
                                Beginning          Ending       Expenses Paid During the Period*
                              Account Value     Account Value      September 1, 2005 through
                            September 1, 2005 February 28, 2006        February 28, 2006
------------------------------------------------------------------------------------------------
Actual                           $1,000           $1,089.56                  $9.84
------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,015.50                  $9.49
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets


                                  GenomicsFund
          Portfolio Holdings by Sector, as Percentage of Net Assets as
                            of 2/28/2006 (unaudited)

                                   [CHART]
                                                  Percentage of
Industry Sectors                                   Net Assets

Biopharmaceuticals & Biotherapeutics
(FDA approved products)                               21.31%
Biopharmaceuticals & Biotherapeutics
(products in clinical development)                    38.04%
Bioinformatics & Analysis Technologies                34.19%
Other assets, net                                      6.46%

                                 GENOMICSFUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2006
                                  (unaudited)

        Number                                                  Market
        of Shares Security Description                          Value
        --------- --------------------                        ----------

                  COMMON STOCKS:                       93.54%

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with FDA
                  approved products)                   21.31%
          6,800   Celegene Corp.*                             $  258,400
          3,600   Genentech, Inc.*                               308,484
          5,300   Gilead Sciences Inc.*                          330,031
          8,000   Protein Design Labs*                           250,480
         10,700   Telik, Inc.*                                   236,684
                                                              ----------
                                                               1,384,079
                                                              ----------

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with
                  products in clinical development)    38.04%
         22,200   Alnylam Pharmaceuticals Inc.*                  356,976
          2,400   Amgen Inc.*                                    181,176
         20,400   Atherogenics Inc.*                             328,848
         32,400   Cell Genesys, Inc.*                            228,096
          8,600   CV Therapeutics Inc.*                          231,426
         50,000   DeCode Genetics Inc.*                          471,000
         17,600   Human Genome Sciences*                         220,352
         36,200   ISIS Pharmaceuticals*                          291,048
         16,000   Neopharm, Inc.*                                161,920
                                                              ----------
                                                               2,470,842
                                                              ----------

                  BIOINFORMATICS AND ANALYSIS
                  TECHNOLOGIES:                        34.19%
          5,000   Affymetrix, Inc.*                              177,550
         32,000   Caliper Life Science*                          212,160
          5,900   Charles River Laboratories*                    285,265
          3,800   Covance, Inc.*                                 214,510
          6,300   Digene Corporation*                            261,198
         18,000   Exelixis, Inc.*                                195,480
          3,500   Fisher Scientific*                             238,560
          3,800   Gen-Probe, Inc*                                189,848

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     ----------

                   BIOINFORMATICS AND ANALYSIS
                   TECHNOLOGIES (continued):
          45,000   Sonus Pharmaceutical*                    $  259,200
           6,700   Ventiv Health*                              186,662
                                                            ----------
                                                             2,220,433
                                                            ----------
                   TOTAL INVESTMENTS:
                   (Cost: $5,404,474)                93.54%  6,075,354
                   Other assets, net of liabilities   6.46%    419,387
                                                    ------  ----------
                   NET ASSETS                       100.00% $6,494,741
                                                    ======  ==========

* Non-income producing

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $5,404,474) (Note 1)                         $  6,075,354
 Cash                                                                                       361,060
 Due from advisor (Note 2)                                                                   25,243
 Receivable for capital stock sold                                                           15,000
 Prepaid assets                                                                              23,641
                                                                                       ------------
     TOTAL ASSETS                                                                         6,500,298
                                                                                       ------------

LIABILITIES
 Accrued 12b-1 fees                                                                           1,189
 Accrued administration fee                                                                   3,318
 Other accrued expenses                                                                       1,050
                                                                                       ------------
     TOTAL LIABILITIES                                                                        5,557
                                                                                       ------------

NET ASSETS                                                                             $  6,494,741
                                                                                       ============

 Net Assets Consist of:

 Paid-in-capital applicable to 1,800,877 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                           $ 29,094,314
 Accumulated net investment gain (loss)                                                     (54,310)
 Accumulated net realized gain (loss) on investments                                    (23,216,143)
 Net unrealized appreciation (depreciation) of investments                                  670,880
                                                                                       ------------

 Net Assets                                                                            $  6,494,741
                                                                                       ============

 Net Asset Value Per Share
   ($6,494,741/ 1,800,877 shares outstanding)                                          $       3.61
                                                                                       ============

See Notes to Financial Statements.

GENOMICSFUND
STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

  INVESTMENT INCOME
  Income
   Interest                                                          $  3,466
                                                                     --------
     Total investment income                                            3,466
                                                                     --------

  EXPENSES
   Investment advisory fees (Note 2)                                   30,422
   12b-1 fees (Note 2)                                                  7,606
   Custody fees                                                         6,789
   Accounting fees (Note 2)                                             9,000
   Recordkeeping and administrative services (Note 2)                   7,439
   Registration fees (Note 2)                                          14,586
   Transfer agent fees (Note 2)                                         8,538
   Shareholder servicing and reports                                   12,427
   Professional fees                                                    6,943
   Chief Compliance Officer fees                                          507
   Directors fees                                                       5,200
   Insurance                                                            1,546
   Miscellaneous                                                        7,189
                                                                     --------
     Total expenses                                                   118,192
   Custody credits                                                     (4,751)
   Fee waivers and reimbursed expenses (Note 2)                       (55,665)
                                                                     --------
   Expenses, net                                                       57,776
                                                                     --------
   Net investment income (loss)                                       (54,310)
                                                                     --------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investment                             (12,813)
   Change in net unrealized appreciation/depreciation on investments  575,085
                                                                     --------
   Net realized and unrealized gain (loss) on investments             562,272
                                                                     --------
   Increase (decrease) in net assets from operations                 $507,962
                                                                     ========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 28, 2006   Year ended
                                                                      (unaudited)    August 31, 2005
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                         $  (54,310)      $  (101,287)
 Net realized gain (loss) on investments                                 (12,813)          723,055
 Change in net unrealized appreciation/depreciation on investments       575,085         1,092,572
                                                                      ----------       -----------
 Increase (decrease) in net assets from operations                       507,962         1,714,340
                                                                      ----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                             467,921         2,124,593
 Shares redeemed                                                        (853,938)       (3,050,645)
                                                                      ----------       -----------
 Increase (decrease) in net assets from capital share transactions      (386,017)         (926,052)
                                                                      ----------       -----------
NET ASSETS
 Increase (decrease) during period                                       121,945           788,288
 Beginning of period                                                   6,372,796         5,584,508
                                                                      ----------       -----------
End of period                                                         $6,494,741       $ 6,372,796
                                                                      ==========       ===========

See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                  Six months ended                         Year ended August 31,
                                  February 28, 2006  -----------------------------------------------------------
                                     (unaudited)       2005        2004          2003          2002          2001
                                  -----------------  -------   -------       -------       -------       -------
Net asset value beginning of
  period                               $ 3.31        $  2.48   $  2.53       $  1.66       $  4.33       $ 10.54
                                       ------        -------   -------       -------       -------       -------
Investment activities
 Net investment income
   (loss)                               (0.03)         (0.05)    (0.06)        (0.04)        (0.06)        (0.10)
 Net realized and unrealized
   gain (loss) on
   investments                           0.33           0.88      0.01          0.91         (2.61)        (5.97)
 Total from investment
   activities                            0.30           0.83     (0.05)         0.87         (2.67)        (6.07)
Distributions
 Net realized gain                         --             --        --            --            --         (0.14)
 Total distributions                       --             --        --            --            --         (0.14)
                                       ------        -------   -------       -------       -------       -------
 Net asset value end of
   period                              $ 3.61        $  3.31   $  2.48       $  2.53       $  1.66       $  4.33
                                       ======        =======   =======       =======       =======       =======
Ratios/Supplemental Data
Total Return                             9.06%         33.47%    (1.98%)       52.41%       (61.66%)      (57.49%)
                                       ======        =======   =======       =======       =======       =======
Ratio to average net assets/ (A)/
 Expenses                                2.06%*/(B)/    1.90%     1.94%/(B)/    1.95%/(B)/    1.94%/(B)/    1.98%/(B)/
 Expense ratio - net                     1.90%*/(C)/    1.90%     1.90%/(C)/    1.90%/(C)/    1.90%/(C)/    1.90%/(C)/
 Net investment loss                    (1.79%)*       (1.64%)   (1.82%)       (1.90%)       (1.90%)       (1.90%)
Portfolio turnover rate                  7.28%        305.38%   159.84%       134.87%        74.15%        70.97%
Net assets, end of period (000's)      $6,495        $ 6,373   $ 5,585       $ 9,798       $ 7,513       $18,830

*Annualized

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.83% for the six months ended
February 28, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, 0.89% for the year ended August 31, 2002, and 0.29% for the year ended August 31, 2001.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on March 1, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $23,104,656 available to offset future capital gains, if any, of which $8,804,797 expires in 2010, $8,378,666 which expires in 2011 and $5,921,193 which expires in 2012. As of August 31, 2005, the Fund had a post-October capital loss deferral of $83,832 which will be recognized in the current tax year.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses). The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Adviser from its advisory fee. For the six months ended February 28, 2006, CCM earned and waived $30,422 in advisory fees and reimbursed expenses of $25,243. As of February 28, 2006, $25,243 was due from the adviser and paid in April, 2006.

      CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2006 was $606,292 and expires as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $ 67,191
                            August 31, 2007  120,933
                            August 31, 2008  124,666
                            August 31, 2009  123,021
                            August 31, 2010  114,816
                            August 31, 2011   55,665
                                            --------
                               Total        $606,292
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 28, 2006, there was $7,606 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the six months ended February 28, 2006. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2006, the CDSC for Fund shares redeemed was $2,152.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $14,586 of filing and registration fees expense incurred and the $12,427 of shareholder services and reports expense incurred, CSS received $1,725 and $1,193, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets, with a $15,000 annual minimum. CSS received $7,439 for its services for the six months ended February 28, 2006.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent FSI received $8,538 for its services for the six months ended February 28, 2006.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $9,000 for its services for the six months ended February 28, 2006.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2006, aggregated $959,551 and $377,986, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the six months ended February 28, 2006 or the year ended August 31, 2005.

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Under the current tax law, capital losses realized after October 31, prior to the fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

      Cost for Federal Income tax purpose is $5,404,474 and net unrealized appreciation (depreciation) on investments consists of:

      Gross unrealized appreciation on investments              $ 855,325
      Gross unrealized depreciation on investments               (184,445)
                                                                ---------
      Net unrealized appreciation (depreciation) on investments $ 670,880
                                                                =========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                               Six months ended
                              February 28, 2006          Year ended
                                 (unaudited)          August 31, 2005
                             -------------------  -----------------------
                              Shares     Value      Shares       Value
                             --------  ---------  ----------  -----------
     Shares sold              139,402  $ 467,921     735,195  $ 2,124,593
     Shares redeemed         (261,634)  (853.938) (1,063,955)  (3,050,645)
                             --------  ---------  ----------  -----------
     Net increase (decrease) (122,232) $(386,017)  ( 328,760) $ ( 926,052)
                             ========  =========  ==========  ===========

Supplemental Information
(unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

      At its meeting held on November 16, 2005, the Board of Directors of the Company, including the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC (the "Advisor"). In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Directors used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Directors considered many factors, including the following:

      The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's research capabilities as well as other resources available to the Advisor. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      Investment performance of the Fund and the Advisor. On the basis of the Directors' review of the Fund's performance history, and the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

      The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Advisory Agreement provides for breakpoints in the advisory fee should Fund assets meaningfully grow. The Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors concluded that they were satisfied with the fee levels under the Advisory Agreement.

      Other considerations. The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund, which could result in the Advisor waiving a substantial amount of advisory fees for the benefit of shareholders.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor will provide to the Fund; and (c) agreed to re-approve the Advisory Agreement for one year.

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525, or visit us online at www.theworldfunds.com.
[LOGO] genomics fund
investing in life/TM/

                              Semi-Annual Report
                                to Shareholders

                                 GENOMICSFUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2006

                      Semi-Annual Letter to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                  For the Six Months Ended February 28, 2006

      This past half year has been one of the most outstanding periods in the six year history of the Third Millennium Russia Fund. Ranked as the #2 International Stock Fund in the U.S., we have seen a number of the stocks in the fund increase in value dramatically. As a whole, the Fund was up 34.65% for the period and has increased in size substantially as well.

      Since meeting with Pres. Putin in the Kremlin on September 5, 2005, I have appeared on CNBC numerous times, including being featured in February on the "Best of the Best" segment of the "Squawk on the Street" morning show. There appears to be an interesting split in the media: the financial press "gets it" as far as Russia being an increasingly strong economic player (consumer driven economy domestically, twin surpluses in trade and the budget) and the world's largest exporter of commodities in general. But the political and "national" press, egged on I guess by various Washington think tanks and academics in general, continue to reflect a disdainful and highly critical attitude towards things Russian. Seems Russia cannot do anything right, as far as these analysts are concerned.

      So who's right: investors who see financial opportunity and growth? Or, policy makers who see only the dark side? We will watch this play out in the years ahead. My own perspective is that these policy analysts do not seem focused on the facts. Even more, as foreign policy experts, many do not seem to understand how the typical European civil law (not common law) polity functions and criticize Russia for twists and turns that are true in many European countries. How many of these people have actually read the recently enacted Law on Non-Governmental Organizations in Russia? Do they know that it is against the law in many countries for foreigners to contribute to local political organizations and elections? That foreign-based political organizations are typically subject to local registration and scrutiny? Much of the disdain for recent Russian developments seems to reflect a prejudice, even a continuing scorn carried over from Cold War days. Businessmen know better.

      Sectors of the Russian Economy. Oil & Gas. The Lukoil stock price has more than doubled this past year; it is clearly seen as the market leader and I believe there is more to go there. And Gazprom has finally made its debut as a real public company; the so-called Ring Fence was dismantled before calendar year-end and now foreigners are poised to be able to buy its common stock on an equal basis with local market participants. Also, Gazprom's advent into indices, such as MSCI, means continued buying pressure from funds, even though, on a fundamental basis, it is now more than fully valued. Another strong player was TNK-BP which completed its consolidation of the public companies that were its subsidiaries. We became shareholders of this holding company by conversion of our shares in the TNK sub. I believe that this company will become one of the world's best. Surgutneftegaz also turned in a strong performance. And in the gas industry, Novatek was an outstanding performer. We have substantial positions in the oil and gas sectors, totaling about 42% for the period (which includes positions in three Caspian companies, Arawak Energy, Dragon Oil and Caspian Services).

      Fertilizers and Chemicals. Our next largest concentration is in fertilizer companies (Uralkaly, which had an outstanding performance during the period, Acron and the Ukrainian company Stirol). And, for the first time, we have invested in chemical companies which utilize cheap Russian petrochemical feedstocks: Kazan[a city]organsintez and Nizhne-Kamsk[another city]neftekhim. This sector totaled 10% of the Portfolio.

      Telecom. While this sector has fallen to under 10% of the fund (cellular under-performed the market and wireline is still awaiting the privatization of Sviazinvest, the Government entity which is a majority holders in each of the wireline companies), in the months ahead, I have high hopes for both cellular, and for wireline once the privatization takes place later this year.

      Steel and Metals in General. We also reduced our holdings in this sector during the period, although prices have recently firmed up and the margins at Severstal and Novolipetsk have remained solid. The world's largest titanium company, VSMPO, benefits from the fact that utilization of this metal in aircraft manufacture to achieve lighter weight is moving from 4% content to 14% and CEO Brescht has single-handedly changed the titanium market from a spot market to one characterized by long-term supply contracts. But, unfortunately, it continues to experience an ownership dispute.

      Moving Forward. Changing tacks to catch a little wind is the challenge. You have to pick the right course when you lead the fleet. Russia continues a strong macro-economic policy with substantial twin trade and budget surpluses. Russia remains the world's largest export economy and Central Bank reserves now exceed the $200 billion mark. Russia is now a consumer driven economy, but picking winners in this sector is problematic given oft too-rapid expansion exhibited by many of the public companies with insufficient attention to cost controls; hence, margin erosion. Larger forces will continue to impact, including the rush in and out of emerging markets caused by the Fed's tightening. But a large list of 2006 IPOs, an ever increasing body of investable, high growth companies and increased demand for Russian stocks this year (net capital flows into Russia now, not out), promise to fill our sails moving forward.....

      Thank you for your continued support.

                                    John T. Connor, Jr.
                                    Portfolio Manager
                                    Third Millennium Russia Fund

                         THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2005
                                  Value             Value            through
A CLASS                     September 1, 2005 February 28, 2006 February 28, 2006
---------------------------------------------------------------------------------
Actual                           $1,000           $1,346.50          $16.00
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,011.25          $13.71
(5% return before expenses)
---------------------------------------------------------------------------------

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2005
                                  Value             Value            through
C CLASS                     September 1, 2005 February 28, 2006 February 28, 2006
---------------------------------------------------------------------------------
Actual                           $1,000           $1,343.70          $20.34
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,007.50          $17.42
(5% return before expenses)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2005
                                  Value             Value            through
I CLASS                     September 1, 2005 February 28, 2006 February 28, 2006
---------------------------------------------------------------------------------
Actual                           $1,000           $1,341.10          $14.51
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,012.50          $12.47
(5% return before expenses)
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                          Third Millennium Russia Fund
       Portfolio Holdings by Industry Sector as Percentage of Net Assets
                          as of 2/28/2006 (unaudited)

                                    [CHART]

Industry Sector                      Percentage of Net Assets
---------------                      ------------------------
Agriculture                                   10.03%
Cellular Telecommunication                     6.25%
Consumer                                       5.47%
Financial                                      3.83%
Gas Distribution                              12.24%
Natural Resources                              7.09%
Oil Distribution                              27.77%
Oil Production                                 4.94%
Steel                                          6.64%
Transportation                                 4.08%
Utilities                                      3.44%
Wireline Telecommunication                     4.64%
Other assets, net                              3.58%

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2006
                                  (unaudited)

          Number                                            Market
          of Shares  Security Description                   Value
          ---------  --------------------                -------------

                     COMMON STOCK:                96.42%

                     AGRICULTURE:                 10.03%
              29,000 Acron*                              $     783,000
             500,000 Dniporazot ADR                             40,000
          80,000,000 Dniproazot                                320,000
             365,734 Kazanorgsintez ADR                      1,294,698
             379,736 Nevinnomyssky Azot                        322,776
             256,000 Nizhnekamskneftekhim                      294,400
             172,000 Stiorl ADR                              4,204,402
           4,430,000 Uralkaliy*                              6,711,450
                                                         -------------
                                                            13,970,726
                                                         -------------

                     CELLULAR TELECOMMUNICATION:   6.25%
              56,000 Mobile Telesystems ADR                  2,019,920
             151,000 Vimpel Communications ADR               6,681,750
                                                         -------------
                                                             8,701,670
                                                         -------------

                     CONSUMER:                     5.47%
              63,882 Kalina Concern GDR 144A                 2,366,828
             156,250 RBC Information System ADR              5,250,000
                                                         -------------
                                                             7,616,828
                                                         -------------

                     FINANCIAL:                    3.83%
             500,000 Promstroibank                             695,000
              30,000 Sberbank RF GDR                         4,635,000
                                                         -------------
                                                             5,330,000
                                                         -------------

                     GAS DISTRIBUTION:            12.24%
             265,000 Novatek OAO Spon GDR*                   8,612,500
             100,000 RAO Gazprom ADR Reg S                   8,425,000
                                                         -------------
                                                            17,037,500
                                                         -------------

         Number                                             Market
         of Shares  Security Description                    Value
         ---------  --------------------                 -------------

                    NATURAL RESOURCES:             7.09%
         21,000,000 Charaltyn                            $     699,300
          4,500,000 Kuzbassrazrezugol                        2,700,000
             10,000 Polyus Gold Company ZAO ADR                360,000
             24,000 Verkhanaya Salda Metal                   5,376,000
             16,000 Yuzny Kuzbass GTS                          728,000
                                                         -------------
                                                             9,863,300
                                                         -------------

                    OIL DISTRIBUTION:             27.77%
            400,000 Arawak Energy Corp.                      1,117,750
            600,000 Caspian Services Inc.                    3,180,000
            996,250 Dragon Oil PLC                           3,861,365
              2,000 Komsomoisk Oil                             320,000
            184,000 Lukoil ADR                              14,720,000
             30,000 Surgutneftegaz                           3,441,000
          2,141,400 TNK BP Holding ORD                       7,387,830
          1,082,000 Ufaneftekhim                             4,630,960
                                                         -------------
                                                            38,658,905
                                                         -------------

                    OIL PRODUCTION:                4.94%
             77,000 Surgutneftegaz ADR                       5,601,750
            183,554 Teton Petroleum Co.                      1,281,207
                                                         -------------
                                                             6,882,957
                                                         -------------

                    STEEL:                         6.64%
             35,000 Norilsk ADR                              3,150,000
          1,141,040 Novolipetsk Ferrous Metal*               2,293,490
             15,000 Novolipetsk Steel GDR 144A                 310,500
              7,750 Seversky Tube Works ADR                  1,265,188
             35,000 Severstal*                               2,222,500
                                                         -------------
                                                             9,241,678
                                                         -------------

                    TRANSPORTATION:                4.08%
              8,800 Aeroflot                                 1,698,400
            100,000 Amtel Vredestein NV                        958,000
             50,000 Far Eastern Shipping GDR                   981,250
             66,333 IKRUT Sponsored ADR                      2,039,740
                                                         -------------
                                                             5,677,390
                                                         -------------

                    UTILITIES:                     3.44%
          1,496,151 Rengen SHS                               2,453,688
             33,990 RAO Unified Energy System ADR            2,336,813
                                                         -------------
                                                             4,790,501
                                                         -------------

           Number                                           Market
           of Shares Security Description                   Value
           --------- --------------------                ------------

                     WIRELINE TELECOMMUNICATION:   4.64%
             80,000  AFK Sistema REG S GDR               $  2,052,000
            120,000  Comstar United                           850,800
            100,000  Comstar United Telesys GDR               720,000
             10,000  Sibertelecom ADR                         712,000
            247,000  Volgatelecom ADR                       2,124,200
                                                         ------------
                                                            6,459,000
                                                         ------------

                     TOTAL INVESTMENTS:
                     (Cost: $91,425,832)          96.42%  134,230,455
                     Other assets, net             3.58%    4,983,121
                                                 ------  ------------
                     NET ASSETS                  100.00% $139,213,576
                                                 ======  ============

* Non-income producing

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $91,425,832) (Note 1)                              $134,230,455
 Cash and cash equivalents                                                                      2,864,532
 Dividends receivable                                                                             513,131
 Interest receivable                                                                                6,906
 Receivable for capital stock sold                                                              2,654,759
 Receivable for securities sold                                                                 2,105,995
 Prepaid expenses                                                                                  60,899
                                                                                             ------------
     TOTAL ASSETS                                                                             142,436,677
                                                                                             ------------

LIABILITIES
 Payable for securities purchased                                                                 700,009
 Payable for capital stock redeemed                                                             2,218,812
 Accrued advisor fees                                                                             230,055
 Accrued administrative fees                                                                        2,927
 Accrued 12b-1 fees                                                                                23,609
 Other accrued expenses                                                                            47,689
                                                                                             ------------
     TOTAL LIABILITIES                                                                          3,223,101
                                                                                             ------------

NET ASSETS                                                                                   $139,213,576
                                                                                             ============
 Net Assets Consist of:
 Paid-in-capital applicable to 2,437,899 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                                 $ 93,674,385
 Undistributed net investment income (loss)                                                      (637,029)
 Accumulated net realized gain (loss) on investments and foreign currency transactions          3,374,735
 Net unrealized appreciation (depreciation) of investments and foreign currency transactions   42,801,485
                                                                                             ------------
 Net assets                                                                                  $139,213,576
                                                                                             ============

NET ASSET VALUE PER SHARE

 A Class
   ($127,697,692/2,235,309 shares outstanding)                                               $      57.13
                                                                                             ============

 MAXIMUM OFFERING PRICE PER SHARE ($57.13 X 100/94.25)                                       $      60.62
                                                                                             ============

 C Class
   ($1,259,376/22,415 shares outstanding)                                                    $      56.18
                                                                                             ============

 I Class
   ($10,256,508/180,175 shares outstanding)                                                  $      56.93
                                                                                             ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Six months ended February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
 Interest                                                                              $    42,691
 Dividends (net of $158,249 foreign taxes withheld)                                        580,750
                                                                                       -----------
 Total investment income                                                                   623,441
                                                                                       -----------

EXPENSES
 Investment advisory fees (Note 2)                                             806,924
 12b-1 fees, Class A (Note 2)                                                  105,631
 12b-1 and service fees, Class C (Note 2)                                        3,165
 Custodian fees                                                                 47,353
 Accounting fees                                                                37,437
 Professional fees                                                              23,017
 Compliance Officer fees                                                         8,030
 Registration fees                                                              19,686
 Recordkeeping and administrative services (Note 2)                             92,325
 Transfer agent fees (Note 2)                                                   36,224
 Shareholder servicing and reports (Note 2)                                     75,550
 Miscellaneous                                                                  65,234
                                                                               -------
   Total expenses                                                                        1,320,576
 Less management fee waiver (Note 2)                                                       (60,106)
                                                                                       -----------
 Expenses, net                                                                           1,260,470
                                                                                       -----------
 Net investment income (loss)                                                             (637,029)
                                                                                       -----------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
 Net realized gain (loss) on investments                                                 3,961,503
 Net realized gain (loss) on foreign currency conversions                                   27,043
 Change in net unrealized appreciation/depreciation of investments and foreign
   currency translations                                                                26,476,270
                                                                                       -----------
 Net realized and unrealized gain (loss)                                                30,464,816
                                                                                       -----------
 Increase (decrease) in net assets from operations                                     $29,827,787
                                                                                       ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 28, 2006   Year ended
                                                                      (unaudited)    August 31, 2005
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $   (637,029)    $   (149,449)
 Net realized gain (loss) on investments and foreign currency
   transactions                                                         3,988,546        5,575,312
 Change in unrealized appreciation/depreciation of investments         26,476,270       16,728,341
                                                                     ------------     ------------
 Increase (decrease) in net assets resulting from operations           29,827,787       22,154,204
                                                                     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                             (5,459,913)      (7,056,291)
   C Class                                                                (40,778)         (35,527)
   I Class                                                               (442,150)        (211,149)
                                                                     ------------     ------------
 Net distributions                                                     (5,942,841)      (7,302,967)
                                                                     ------------     ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                             45,693,414       29,153,348
   C Class                                                                731,266          249,162
   I Class                                                              2,118,080        3,821,537
 Shares reinvested
   A Class                                                              5,159,681        6,612,666
   C Class                                                                 38,255           33,350
   I Class                                                                322,610          211,150
 Shares redeemed
   A Class                                                            (11,087,137)     (25,686,769)
   C Class                                                                (75,223)        (105,960)
   I Class                                                                     --         (270,500)
                                                                     ------------     ------------
 Increase (decrease) in net assets from capital share transactions     42,900,946       14,017,984
                                                                     ------------     ------------

NET ASSETS
 Increase (decrease) during period                                     66,785,892       28,869,221
 Beginning of period                                                   72,427,684       43,558,463
                                                                     ------------     ------------
End of period                                                        $139,213,576     $ 72,427,684
                                                                     ============     ============

* Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.

See notes to financial statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                        Class A Shares
                                        -------------------------------------------------------------------------
                                         Six months
                                           ended
                                        February 28,                       Years ended August 31,
                                            2006      -----------------------------------------------------------
                                        (unaudited)     2005        2004          2003          2002          2001
                                        ------------  -------   -------       -------       -------       -------
Net asset value, beginning of period      $  45.44    $ 35.66   $ 30.36       $ 20.81       $ 17.31       $ 26.37
                                          --------    -------   -------       -------       -------       -------
Investment activities
   Net investment income (loss)              (0.26)     (0.10)    (0.35)         0.03         (0.18)        (0.06)
   Net realized and unrealized gain
     (loss) on investments                   15.30      15.54      9.50         10.71          3.68         (5.35)
                                          --------    -------   -------       -------       -------       -------
   Total from investment activities          15.04      15.44      9.15         10.74          3.50         (5.41)
                                          --------    -------   -------       -------       -------       -------
Distributions
   Net investment income                        --         --     (0.03)           --            --            --
   Net realized gain                         (3.35)     (5.66)    (3.82)        (1.19)           --         (3.65)
                                          --------    -------   -------       -------       -------       -------
   Total distributions                       (3.35)     (5.66)    (3.85)        (1.19)           --         (3.65)
                                          --------    -------   -------       -------       -------       -------
Net asset value, end of period            $  57.13    $ 49.25   $ 35.66       $ 30.36       $ 20.81       $ 17.31
                                          ========    =======   =======       =======       =======       =======

Ratios/Supplemental Data
Total Return                                 34.65%     49.25%    32.15%        54.05%        20.22%       (16.36%)
                                          ========    =======   =======       =======       =======       =======
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
   Expenses                                   2.75%*     2.75%     2.76%/(B)/    2.79%/(B)/    2.91%/(B)/    3.46%/(B)/
   Expense ratio--net//                       2.75%*     2.75%     2.75%/(C)/    2.75%/(C)/    2.75%/(C)/    2.75%/(C)/
   Net investment income (loss)              (1.40%)*   (0.27%)   (1.10%)        0.14%        (1.18%)       (0.48%)
Portfolio turnover rate                      63.75%     87.94%   105.60%        57.55%       140.79%        54.05%
   Net assets, end of period (000's)      $127,698    $66,165   $42,086       $21,720       $11,538       $ 3,299

*Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .13% for the six months ended February 28, 2006, .41% for the year ended August 31, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002 and 5.52% for the year ended August 31, 2001.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

                                                 Class C Shares                                 Class I Shares
                                  -------------------------------------         --------------------------------------
                                  Six months ended                              Six months ended
                                    February 28,   Year ended  Period ended       February 28,    Year ended  Period ended
                                        2005       August 31,   August 31,            2005        August 31,   August 31,
                                    (unaudited)       2005        2004 *          (unaudited)        2005        2004 *
                                  ---------------- ---------- ------------      ----------------  ---------- ------------
Net asset value, beginning
  of period                            $44.83        $35.41     $ 34.32             $ 45.47        $ 35.66     $ 35.92
                                       ------        ------     -------             -------        -------     -------
Investment activities
   Net investment income
     (loss)                             (0.35)        (0.31)      (0.46)              (0.00)/(D)/       --       (0.14)
   Net realized and
     unrealized gain (loss)
     on investments                     15.06         15.28        5.40               14.81          15.54       (0.12)
                                       ------        ------     -------             -------        -------     -------
   Total from investment
     activities                         14.71         14.97        4.94               14.81          15.54       (0.26)
                                       ------        ------     -------             -------        -------     -------
Distributions
   Net investment income                   --            --       (0.03)                 --             --          --
   Net realized gain                    (3.35)        (5.55)      (3.82)              (3.35)         (5.73)         --
                                       ------        ------     -------             -------        -------     -------
   Total distributions                  (3.35)        (5.55)      (3.85)              (3.35)         (5.73)         --
                                       ------        ------     -------             -------        -------     -------
Net asset value, end of
  period                               $56.19        $44.83     $ 35.41             $ 56.93        $ 45.47     $ 35.66
                                       ======        ======     =======             =======        =======     =======

Ratios/Supplemental Data
Total Return                            34.37%        48.03%      16.08%              34.11%         49.61%      11.84%
                                       ======        ======     =======             =======        =======     =======
Ratio of expenses to average
  net assets
Ratio to average net assets/ (A)/
   Expenses                              3.50%**       3.50%       3.51%**/(B)/        2.50%**        2.50%       2.51%**/(B)/
   Expense ratio--net//                  3.50%**       3.50%       3.50%**/(C)/        2.50%**        2.50%       2.50%**/(C)/
   Net investment income
     (loss)                             (2.15%)**     (1.01%)     (1.02%)**           (1.15%)**      (0.03%)     (0.85%)**
Portfolio turnover rate                 63.75%        87.94%     105.60%              63.75%        270.00%     105.60%
   Net assets, end of
     period (000's)                    $1,259        $  396     $   146             $10,257        $ 5,887     $ 1,327

*Commencement of operations for Class C shares was December 3, 2003, and
 January 30, 2004 for Class I shares.
**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .13% for the six months ended February 28, 2006, .41% for the year ended August 31, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, and 5.52% for the year ended August 31, 2001.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(D) Less than $0.01 per share.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      Valuation. The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities slod is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for

Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2006, the Advisor waived fees of $60,106.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2006 was $963,892 and expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $118,930
                            August 31, 2007  173,642
                            August 31, 2008  183,099
                            August 31, 2009  202,729
                            August 31, 2010  225,386
                            August 31, 2011   60,106

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 28, 2006 were $86,919. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2006, the CDSC for Fund shares redeemed was $81,092.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2006, $108,796 was incurred in distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $19,686 of registration fees expense incurred and the $75,550 of shareholder services and reports expense incurred, CSS received $2,055 and $6,028, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS received $92,325 for its services for the six months ended February 28, 2006.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $36,224 for its services for the six months ended February 28, 2006.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2006, were $141,369,991 and $165,325,172, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005, respectively, was as follows:

                                    Six months ended
                                    February 28, 2006   Year ended
                                       (unaudited)    August 31, 2005
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income            $  124,606       $2,088,463
            Long term capital gains     5,818,235        5,214,504
                                       ----------       ----------
                                       $5,942,841       $7,302,967
                                       ==========       ==========

      Cost for Federal Income tax purpose is $91,425,832 and net unrealized appreciation (depreciation) consists of:

            Gross unrealized appreciation              $44,653,538
            Gross unrealized depreciation               (1,832,997)
                                                       -----------
            Net unrealized appreciation (depreciation)
              of investment and foreign currency
              transactions                             $42,801,485
                                                       ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

                            Class A Shares        Class C Shares     Class I Shares
                           Six months ended      Six months ended   Six months ended
                           February 28, 2006    February 28, 2006   February 28, 2006
                              (unaudited)          (unaudited)         (unaudited)
                        ----------------------  -----------------  ------------------
                         Shares       Value     Shares    Value    Shares     Value
                        --------  ------------  ------  ---------  ------  ----------
Shares sold              890,732  $ 45,693,414  14,175  $ 731,266  43,849  $2,118,080
Shares reinvested        109,292     5,159,681     822     38,255    6849     322,610
Shares redeemed         (220,372)  (11,087,137) (1,409)   (75,223)     --          --
                        --------  ------------  ------  ---------  ------  ----------
Net increase (decrease)  779,652  $ 39,765,958  13,588  $ 694,298  50,698  $2,440,690
                        ========  ============  ======  =========  ======  ==========

                            Class A Shares        Class C Shares     Class I Shares
                              Year ended            Year ended         Year ended
                            August 31, 2005      August 31, 2005     August 31, 2005
                        ----------------------  -----------------  ------------------
                         Shares       Value     Shares    Value    Shares     Value
                        --------  ------------  ------  ---------  ------  ----------
Shares sold              751,221  $ 29,153,348   6,251  $ 249,162  93,504  $3,821,537
Shares reinvested        199,960     6,612,666   1,017     33,350   6,395     211,150
Shares redeemed         (675,581)  (25,686,769) (2,825)  (105,960) (7,624)    270,500)
                        --------  ------------  ------  ---------  ------  ----------
Net increase (decrease)  275,600  $ 10,079,245   4,713  $ 176,552  92,275  $3,762,187
                        ========  ============  ======  =========  ======  ==========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

      At its meeting held on November 16, 2005, the Board of Directors of the Company, including the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Third Millennium Investment Advisors LLC

(the "Advisor"). In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor;
(ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Directors used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Directors considered many factors, including the following:

      The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's research capabilities as well as other resources available to the Advisor. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      Investment performance of the Fund and the Advisor. On the basis of the Directors' review of the Fund's performance history, and the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

      The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Advisory Agreement provides for breakpoints in the advisory fee should Fund assets meaningfully grow. The Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors therefore concluded that they were satisfied with the fee levels under the Advisory Agreement.

      Other considerations. The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund, which could result in the Advisor waiving a substantial amount of advisory fees for the benefit of shareholders.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor will provide to the Fund; and (c) agreed to re-approve the Advisory Agreement for a term of one year.

    Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas 32/nd/ Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Registered Public Accounting Firm:

       Tait, Weller and Baker LLP
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525, or Visit us on the web at www.theworldfunds.com.

                                    [GRAPHIC]



                      Semi-Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2006

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Financial Officer

Date: May 8, 2006